Land Use Rights, Net (Tables)	12 Months Ended
May 31, 2018
Text Block [Abstract]
Land Use Rights, Net

Land use rights, net, consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Land use rights	5,003	5,315
Less: accumulated amortization	(1,307)	(1,417)
Exchange differences	(28)	(113)

Land use rights, net	3,668	3,785